Related Party Transactions - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2025	Dec. 31, 2024 CNY (¥)
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Loans and Interest Receivable from Related Parties	¥ 2,070,000				¥ 2,070,000		$ 296,000		¥ 0
Interest income from short-term investments	¥ 1,127,000	$ 161,000
Third Party Investor [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Payments to Acquire Equity Method Investments			¥ 14,500	$ 2,073	¥ 4,000,000	$ 572,000
Equity Method Investment, Ownership Percentage	40.00%		4.63%	4.63%	40.00%		40.00%	31.00%	4.12%
Related Party [Member] | Third Party Investor [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Payments to Acquire Equity Method Investments			¥ 14,500,000	$ 2,073,000
Equity Method Investment, Ownership Percentage			4.63%	4.63%
Mr Huazhi Hu [Member] | Short Term Bank Loans Guarantee [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Bank loans guaranteed by a related party	¥ 29,941,000				¥ 29,941,000		$ 4,282,000		¥ 34,472,000
Mr Huazhi Hu [Member] | Long Term Bank Loans Guarantee [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Bank loans guaranteed by a related party	7,000,000				7,000,000		1,001,000		¥ 16,000,000
Hefei Heyi [Member]
Schedule Of Related Party Transaction Contract Liabilities [Line Items]
Loans and Interest Receivable from Related Parties	¥ 2,070,000				¥ 2,070,000		$ 296,000
Loans Receivable Interest Rate Percentage	3.00%				3.00%		3.00%
Loans and Leases Receivable, Related Parties, Additions					¥ 5,000,000	715,000
Loans and Leases Receivable, Related Parties, Proceeds					¥ 3,000,000	$ 429,000